Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Receivables	₩ 2,078	₩ 2,249
Trade receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Receivables	674	778
Trade receivables [member] | MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		17
Trade receivables [member] | MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Trade receivables [member] | MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Trade receivables [member] | MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		6
Trade receivables [member] | MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		17
Trade receivables [member] | MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		34
Trade receivables [member] | MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		2
Trade receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables	627	1,338
Trade receivables [member] | NgeneBio [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receivables	777	54
Loans and receivables [member]
Disclosure of transactions between related parties [line items]
Receivables	44,570	2,510
Loans and receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Receivables	30,910
Loans and receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables	12,435
Loans and receivables [member] | NgeneBio [member]
Disclosure of transactions between related parties [line items]
Receivables		2,510
Loans and receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receivables	1,225
Other receivables [member]
Disclosure of transactions between related parties [line items]
Receivables	4	43,369
Other receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Receivables		33,800
Other receivables [member] | MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		290
Other receivables [member] | MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Other receivables [member] | MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Other receivables [member] | MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Other receivables [member] | MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Receivables		1
Other receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables		7,994
Other receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receivables	4	1,281
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	1,412	7,536
Other payables [member] | MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		392
Other payables [member] | MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		1,388
Other payables [member] | MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		1,827
Other payables [member] | MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		287
Other payables [member] | MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		778
Other payables [member] | MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		46
Other payables [member] | MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables		384
Other payables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Payables	296	296
Other payables [member] | NgeneBio [member]
Disclosure of transactions between related parties [line items]
Payables		3
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	₩ 1,116	₩ 2,135